STOCK-BASED COMPENSATION - 2020 Share Incentive Plan (Details ) - 2020 Share Incentive Plan - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
STOCK-BASED COMPENSATION
Number of shares authorized and reserved for issuance	35,000,000	35,000,000
Number of shares fully vested and issued	8,373,671	8,373,671
Number of shares reserved but not issued	26,626,329	26,626,329
Number of shares granted but not exercised	13,886,187	13,886,187